Reportable Segments	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Reportable Segments [Line Items]
REPORTABLE SEGMENTS

NOTE 19 — REPORTABLE SEGMENTS

The Company’s chief operating decision maker, evaluates the performance of its segments based on operational measures, including revenues, net income and capital expenditures.

	GCES	RNG	REG	Corporate/ Elimination	Total
For the six months ended June 30, 2021
Revenue, third party	$3,722,765	$821,224	$2,237,480	$—	$6,781,469
Intersegment revenue	359,220	76,378	—	(435,598)	—
Total revenue	$4,081,985	$897,602	$2,237,480	$(435,598)	$6,781,469

Net income (loss)	$(913,655)	$(8,353,578)	$(1,157,406)	$(4,857)	$(10,429,496)

Additions to property and equipment and construction in progress	—	$88,135,624	—	—	$88,135,624

June 30, 2021
Goodwill	$2,754,438	$—	$—	$—	$2,754,438
Total Assets	$4,367,036	$186,268,119	$1,738,536	$—	$192,373,691

For the six months ended June 30, 2020
Revenue, third party	$2,592,761	$—	$—	$—	$2,592,761
Intersegment revenue	535,742	—	—	(535,742)	—
Total revenue	$3,128,503	$—	$—	$(535,742)	$2,592,761

Net income (loss)	$461,460	$(1,486,367)		$(191,891)	$(1,216,798)

Additions to property and equipment and construction in progress	$—	$9,231,665	$—	$—	$9,231,665

December 31, 2020
Goodwill	$2,754,438	$—	$—	$—	$2,754,438
Total Assets	$6,026,243	$68,254,524	$—	$—	$74,280,767

NOTE 19 — REPORTABLE SEGMENTS

Prior to the acquisition of GCES in 2020, the Company managed its business with one reportable segment RNG. As a result, the reportable segment information below is only attributable to the year ended December 31, 2020. All information presented in the consolidated financial statements for the previous years is attributable to the RNG segment.

The Company’s chief operating decision maker, evaluates the performance of its segments based on operational measures, including earnings before interest, taxes, depreciation and amortization, or EBITDA, as well as net income/(loss) and net income/(loss) attributable to the controlling interest.

The Company had two customers in the GCES segment during 2020 that comprised of 27% and 20% of the Company’s consolidated revenues during the year ended December 31, 2020. This does not represent a concentration of credit risk because the equipment sold to these customers is generally billed in advance. There were no such customers during the years ended December 31, 2019 and 2018.

	For the year ended December 31, 2020
	GCES	RNG	Eliminations	Total
Revenue
Equipment sales	$8,618,368	$—	(2,484,515)	6,133,853
Services	389,393	—	—	389,393
Amortization of intangibles and below-market contracts
Total revenue	9,007,761	—	(2,484,515)	6,523,246
Cost of operations:
Cost of operations	6,020,396	199,413	(1,468,044)	4,751,766
Depreciation and amortization	134,132	3,052	—	137,183
Total cost of revenue	6,154,528	202,465	(1,468,044)	4,888,950
Gross profit (loss)	2,853,233	(202,465)	(1,016,471)	1,634,296
General and administrative expenses	2,465,965	1,906,038	—	4,372,003
Operating income (loss)	387,269	(2,108,504)	(1,016,471)	(2,737,707)
Other income (expense):
Other income	521,307	—	—	521,307
Interest expense	(20,001)	—	—	(20,001)
Total other income (expense)	501,306	—	—	501,306
Net loss	888,575	(2,108,504)	(1,016,471)	(2,236,401)
Net income attributable to noncontrolling interest	236,172	—	—	236,172
Net loss attributable to controlling interest	$652,403	$(2,108,504)	(1,016,471)	$(2,472,573)

Balance Sheet
Total Cash Used in Investing Activities	$156,185	42,163,394	—	42,319,579
Goodwill	2,754,438	—	—	2,754,438
Intangible Assets	400,000	8,292,745	—	8,692,745
Total Assets	$6,026,243	69,270,996	(1,016,471)	74,280,767

Aria Energy LLC [Member]
Reportable Segments [Line Items]
REPORTABLE SEGMENTS

(14)  Segment Reporting

The Company has two reportable segments for the six months ending June 30, 2021 and 2020, Renewable Natural Gas (RNG) and Renewable Baseload Electricity. Renewable Baseload Electricity is the generation of power and Landfill Gas to Electricity (LFGTE) plant. The corporate entity is not determined to be an operating segment but is discretely disclosed for purposes of reconciliation of the Company’s consolidated financial statements. The following tables are consistent with the manner in which the Chief Operating Decision Maker (CODM) evaluates the performance of each segment and allocates the Company’s resources.

2021 Segment Information

For the six months ended June 30, 2021

2021 Segment Information

	RNG	LFGTE	Corporate	Total
Total revenue	$54,669	27,931	—	82,600
Net income (loss)	38,773	64,925	(18,938)	84,760
EBITDA	43,892	71,779	(10,236)	105,435
Adjusted EBITDA	41,411	9,328	(7,065)	43,674
Total assets	168,572	143,533	36,164	348,269
Capital expenditures and investment in joint ventures	7,507	361	93	7,961

The following table is a reconciliation of the Company’s reportable segments’ net income from continuing operations to Adjusted EBITDA for the six months ended June 30, 2021:

For the six months ended June 30, 2021

Reconciliation of reportable segments’ net income from continuing operations to Adjusted EBITDA

	RNG	LFGTE	Corporate	Total
Net income (loss)	$38,773	64,925	(18,938)	84,760
Depreciation, amortization and accretion	5,119	6,854	26	11,999
Interest expense	—	—	8,676	8,676
EBITDA	$43,892	71,779	(10,236)	105,435
Gain on disposal of assets	—	(1,347)	—	(1,347)
Net derivative activity	(1,015)	—	—	(1,015)
Equity in income of joint ventures	(11,523)	(1,802)	—	(13,325)
Return on investment in joint ventures	10,057	2,109	—	12,166
Debt forbearance costs	—	—	990	990
Gain on extinguishment of debt	—	(61,411)	—	(61,411)
Costs related to sale of equity	—	—	2,181	2,181
Adjusted EBITDA	$41,411	9,328	(7,065)	43,674

2020 Segment Information

For the six months ended June 30, 2020

2020 Segment Information

	RNG	LFGTE	Corporate	Total
Total revenue	$38,825	29,236	—	68,061
Net income (loss)	11,068	(1,002)	(16,707)	(6,641)
EBITDA	16,099	10,115	(6,989)	19,225
Adjusted EBITDA	15,213	11,290	(6,394)	20,109
Total assets	148,786	251,388	14,548	414,722
Capital expenditures and investment in joint ventures	2,780	121	(387)	2,514

The following table is a reconciliation of the Company’s reportable segments’ net income from continuing operations to Adjusted EBITDA for the six months ended June 30, 2020:

For the six months ended June 30, 2020

Reconciliation of reportable segments’ net income from continuing operations to Adjusted EBITDA

	RNG	LFGTE	Corporate	Total
Net income (loss)	$11,068	(1,002)	(16,707)	(6,641)
Depreciation, amortization and accretion	5,031	11,117	42	16,190
Interest expense	—	—	9,676	9,676
EBITDA	$16,099	10,115	(6,989)	19,225
Impairment of assets	—	—	—	—
Net derivative activity	(421)	—	—	(421)
Equity in income of joint ventures	(1,765)	(1,681)	—	(3,446)
Return on investment in joint ventures	1,300	2,856	—	4,156
Debt forbearance costs	—	—	491	491
Costs related to sale of equity	—	—	104	104
Adjusted EBITDA	$15,213	11,290	(6,394)	20,109

Note 14 — Segment Reporting

The Company has two reportable segments for the years ending December 31, 2020, 2019, and 2018, Renewable Natural Gas (RNG) and Renewable Baseload Electricity. Renewable Baseload Electricity is the generation of power and Landfill Gas to Electricity (LFGTE) plant. The corporate entity is not determined to be an operating segment but is discretely disclosed for purposes of reconciliation of the Company’s consolidated financial statements. The following tables are consistent with the manner in which the Chief Operating Decision Maker (CODM) evaluates the performance of each segment and allocates the Company’s resources.

2020 Segment Information

	RNG	LFGTE	Corporate	Total

Total revenue	$81,559	57,322	—	138,881
Net income (loss)	30,459	(26,126)	(34,334)	(30,001)
EBITDA	40,592	(4,531)	(14,941)	21,120
Adjusted EBITDA	38,784	25,137	(12,686)	51,235
Total assets	158,790	213,533	20,596	392,919
Capital expenditures and investment in joint ventures	14,364	980	—	15,344

The following table is a reconciliation of the Company’s reportable segments’ net income from continuing operations to Adjusted EBITDA for the year ended December 31, 2020:

	RNG	LFGTE	Corporate	Total
Net income (loss)	$30,459	(26,126)	(34,334)	(30,001)
Depreciation, amortization and accretion	10,133	21,595	74	31,802
Interest expense	—	—	19,319	19,319
EBITDA	$40,592	(4,531)	(14,941)	21,120
Impairment of assets	—	25,293	—	25,293
Net derivative activity	(1,151)	—	—	(1,151)
Equity in income of joint ventures	(6,107)	(3,191)	—	(9,298)
Return on investment in joint ventures	5,450	7,566	—	13,016
Debt forbearance costs	—	—	1,815	1,815
Costs related to sale of equity	—	—	440	440
Adjusted EBITDA	$38,784	25,137	(12,686)	51,235

2019 Segment Information

	RNG	LFGTE	Corporate	Total
Total revenue	$73,273	56,044	—	129,317
Net income (loss)	14,314	(5,966)	(35,379)	(27,031)
EBITDA	21,503	20,033	(13,121)	28,415
Adjusted EBITDA	25,093	24,596	(12,381)	37,308
Total assets	150,667	259,911	15,564	426,142
Capital expenditures and investment in joint ventures	14,579	1,449	—	16,028

The following table is a reconciliation of the Company’s reportable segments’ net income from continuing operations to Adjusted EBITDA for the year ended December 31, 2019:

	RNG	LFGTE	Corporate	Total
Net income (loss)	$14,314	(5,966)	(35,379)	(27,031)
Depreciation, amortization and accretion	7,189	25,999	129	33,317
Interest expense	—	—	22,129	22,129
EBITDA	$21,503	20,033	(13,121)	28,415
Impairment of assets	—	1,634	—	1,634
Net derivative activity	(126)	—	—	(126)
Equity in income of joint ventures	(664)	(3,714)	—	(4,378)
Return on investment in joint ventures	4,380	6,643	—	11,023
Debt forbearance costs	—	—	623	623
Costs related to sale of equity	—	—	117	117
Adjusted EBITDA	$25,093	24,596	(12,381)	37,308
	RNG	LFGTE	Corporate	Total
Total revenue	$102,844	62,321	—	165,165
Net income (loss)	41,304	(30,975)	(35,087)	(24,758)
EBITDA	48,085	(2,980)	(14,401)	30,704
Adjusted EBITDA	47,139	25,586	(12,422)	60,303
Total assets	157,825	282,906	24,973	465,704
Capital expenditures and investment in joint ventures	26,325	949	—	27,274

The following table is a reconciliation of the Company’s reportable segments’ net income from continuing operations to Adjusted EBITDA for the year ended December 31, 2018:

	RNG	Power	Corporate	Total
Net income (loss)	$41,304	(30,975)	(35,087)	(24,758)
Depreciation, amortization and accretion	6,781	27,995	52	34,828
Interest expense	—	—	20,634	20,634
EBITDA	$48,085	(2,980)	(14,401)	30,704
Impairment of assets	—	26,167	—	26,167
Net derivative activity	(875)	—	(852)	(1,727)
Equity in income of joint ventures	(2,427)	(833)	—	(3,260)
Return on investment in joint ventures	1,800	3,232	—	5,032
Loss on disposal of assets	556	—	—	556
Debt forbearance costs	—	—	1,792	1,792
Costs related to sale of equity	—	—	1,039	1,039
Adjusted EBITDA	$47,139	25,586	(12,422)	60,303